UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07939
Merrimac Funds
(Exact name of registrant as specified in charter)
200 Clarendon Street, P.O. Box 9130, Boston, MA			02117
(Address of principal executive offices)			(Zip code)
Susan C. Mosher, Secretary of the Merrimac Funds Mail Code LEG 13 200 Clarendon Street, Boston, MA			02117
(Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant’s telephone number, including area code:		(888) 637-7622

Date of fiscal year end:	12/31/2004

Date of reporting period:	09/30/2004

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2004 is filed herewith.

Merrimac Cash Fund as of September 30, 2004 (Unaudited)

The Merrimac Cash Fund (the “Fund”) invests substantially all of its investable assets in the Merrimac Cash Portfolio (the “Cash Portfolio”) and owns a pro rata interest in the Cash Portfolio’s net assets.  At September 30, 2004, the Fund owned approximately 10.08% of the Cash Portfolio’s outstanding interests.  The Cash Portfolio’s Schedule of Investments is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - September 30, 2004 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
Commercial Paper - 15.7%
Atlantic Asset Securitization Corporation	1.88%	10/01/04	$50,000,000	$50,000,000
Barton Capital Corporation	1.80	10/08/04	50,000,000	49,982,500
Caisse Nationale Des Caisses D’ Epangne	1.72	05/04/05	25,000,000	24,747,674
Credit Lyonnais NA	1.25	12/22/04	30,000,000	29,915,266
HBOS Treasury Services PLC	1.78	12/29/04	15,000,000	14,934,362
Preferred Receivables Funding Corporation	1.78	10/20/04	74,540,000	74,469,974
Rabobank USA Financial Corporation	1.87	10/01/04	75,000,000	75,000,000
State Street Corporation	1.86	10/01/04	75,000,000	75,000,000
UBS Finance	1.88	10/01/04	75,000,000	75,000,000
				469,049,776

Variable Rate Notes(*) - 24.4%
Bear Stearns Companies, Inc.	1.66	10/05/04	25,000,000	25,000,000
Beta Finance, Inc.	1.81	10/01/04	50,000,000	50,000,000
Canadian Imperial Bank of Commerce NY	1.77	10/01/04	50,000,000	50,000,467
Caterpillar Finance Services Corporation	1.98	12/01/04	10,000,000	10,000,000
Goldman Sachs Group, Inc., Promissory Note(+)	1.95 - 1.96	10/01/04	148,000,000	148,000,000
Household Finance Corporation	1.98	12/16/04	19,000,000	19,062,591
JP Morgan Chase Bank	1.83	10/19/04	100,000,000	100,000,000
K2 (USA) LLC	1.70 - 1.81	10/01/04	75,000,000	75,028,060
Links Securities LLC	1.83	10/01/04	75,000,000	75,000,000
Morgan Stanley, Dean Witter & Co.	1.89	10/01/04	50,000,000	50,000,000
	1.70	10/15/04	10,000,000	10,000,000
National City Bank of Indiana	1.78	10/01/04	50,000,000	49,998,608
Royal Bank of Canada	1.66	10/11/04	14,000,000	14,000,000
Westpac Banking Corporation	1.88	12/13/04	50,000,000	50,000,000
				726,089,726

Corporate Debt - 5.8%
Associates Corporation of North America	1.26	10/15/04	6,750,000	6,767,959
	1.39	02/15/05	9,079,000	9,292,022
Citigroup Commercial Credit	1.41	03/01/05	6,100,000	6,258,968
Credit Suisse First Boston USA, Inc.	1.36	03/01/05	10,000,000	10,275,835
Deutsche Bank NY	1.50	03/08/05	50,000,000	50,000,000
General Electric Capital Corporation	1.47	02/01/05	10,000,000	10,191,192
Goldman Sachs Group, Inc., Promissory Note(+)	1.50	01/24/05	20,000,000	20,000,000
Merrill Lynch & Co., Inc.	1.45	03/08/05	10,000,000	10,134,323
Sigma Finance Corporation	1.45	03/08/05	50,000,000	50,000,000
				172,920,299

U.S. Government Agency Fixed Rate Obligations - 10.9%
Federal Home Loan Bank	1.40	03/23/05	50,000,000	50,000,000
	1.30	04/19/05	100,000,000	100,000,000
Federal National Mortgage Association	1.38	02/14/05	25,000,000	25,000,000
	1.38	02/18/05	45,000,000	45,000,000
	1.36	03/04/05	23,000,000	22,999,806
	1.37	05/03/05	35,000,000	34,998,084
	1.65	05/16/05	35,000,000	35,000,000
	1.66	05/20/05	12,000,000	12,020,479
				325,018,369

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Certificates Of Deposit - 6.9%
Canadian Imperial Bank of Commerce NY	1.41%	03/03/05	$25,000,000	$24,989,794
Credit Agricole Indosuez	1.50	05/04/05	50,000,000	50,000,000
HSBC USA, Inc.	1.56	04/22/05	20,000,000	20,000,000
Natexis Banque Populair	1.31	02/22/05	60,000,000	60,001,190
	1.27	03/07/05	50,000,000	49,997,847
				204,988,831

Time Deposits - 6.5%
Den Danske Bank	1.90	10/01/04	75,000,000	75,000,000
Suntrust Bank	1.94	10/01/04	42,000,000	42,000,000
Wells Fargo Bank	1.94	10/01/04	75,000,000	75,000,000
				192,000,000

Asset Backed Securities - 4.7%
BMW Owners Trust 2004-A A1	1.20	12/28/04	33,645,558	33,645,558
Chase Manhattan Auto Owner Trust 2004-A A1	1.08	11/01/04	5,704,950	5,704,950
CIT Equipment Collateral Trust 2004-VT1 A1	1.12	12/27/04	20,569,411	20,569,411
CNH Equipment Trust 2003-B A1	1.23	12/15/04	593,094	593,094
Daimler Chrysler Auto Trust 2004-A A1	1.07	10/01/04	3,737,800	3,737,800
John Deere Owner Trust 2004-A A1	1.27 - 1.35	02/10/05	33,283,594	33,282,620
Residential Mortgage Acceptance Corporation 2004-NS2A A1(*)	1.57	10/12/04	36,055,011	36,055,011
USAA Auto Owner Trust 2004-1 A1	1.02	10/25/04	6,426,359	6,426,359
				140,014,803

Repurchase Agreements - 24.9%
Credit Suisse First Boston Putable Repurchase Agreement, dated 02/18/04, with a final maturity date of 03/14/05, interest receivable at September 30, 2004 of $1,155,000, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 7.625% and maturities ranging from 11/15/16 to 02/15/25, with an aggregate market value of $142,800,345.	1.32	10/07/04	140,000,000	140,000,000

Credit Suisse First Boston Putable Repurchase Agreement, dated 04/02/04, with a final maturity date of 05/02/05, interest receivable at September 30, 2004 of $736,458, collateralized by U.S. Treasury Obligations with rates ranging from 7.50% to 7.875% and maturities ranging from 02/15/21 to 11/15/24, with an aggregate market value of $102,000,634.	1.52	10/07/04	100,000,000	100,000,000

Deutsche Bank Putable Repurchase Agreement, dated 04/22/04, with a final maturity date of 05/24/05, interest receivable at September 30, 2004 of $707,222, collateralized by U.S. Government Agency Obligations with rates ranging from 4.335% to 6.00% and maturities ranging from 04/01/14 to 06/15/41, with an aggregate market value of $96,900,000.	1.68	10/07/04	95,000,000	95,000,000

Deutsche Bank Putable Repurchase Agreement, dated 05/03/04, with a final maturity date of 06/03/05, interest receivable at September 30, 2004 of $1,439,092, collateralized by U.S. Government Agency Obligations with rates ranging from 4.335% to 6.00% and maturities ranging from 04/01/14 to 06/15/41, with an aggregate market value of $193,800,000.	1.83	10/07/04	190,000,000	190,000,000

Goldman Sachs Repurchase Agreement, dated 09/30/04, with a maturity value of $217,011,393, collateralized by U.S. Government Agency Obligations with rates ranging from 5.50% to 6.00% and maturities ranging from 01/01/34 to 09/01/34, with an aggregate market value of $221,340,000.	1.89	10/01/04	217,000,000	217,000,000
				742,000,000

Total Investments, at Amortized Cost - 99.8%				2,972,081,804

Other assets and liabilities, net - 0.2%				7,363,530

Net Assets – 100.0%				$2,979,445,334

Notes to Schedule of Investments:

(*)       Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

(+)       Illiquid security

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Merrimac Master Portfolio

Notes to the Schedule of Investments

September 30, 2004 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio (the “Cash Portfolio”), the Merrimac Prime Portfolio (the “Prime Portfolio”), the Merrimac Treasury Portfolio (the “Treasury Portfolio”), the Merrimac Treasury Plus Portfolio (the “Treasury Plus Portfolio”), the Merrimac U.S. Government Portfolio (the “Government Portfolio”), and the Merrimac Municipal Portfolio (the “Municipal Portfolio”), collectively the “Portfolios”, are separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio’s use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

C.  Repurchase Agreements

It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds

	By:	/s/ Paul J. Jasinski, President and Principal Executive Officer
Paul J. Jasinski, President and Principal Executive Officer

Date	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Paul J. Jasinski, President and Principal Executive Officer
Paul J. Jasinski, President and Principal Executive Officer
Date	November 23, 2004

	By:	/s/ John F. Pyne, Treasurer and Principal Financial Officer
John F. Pyne, Treasurer and Principal Financial Officer

Date	November 23, 2004